Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of composition of income tax

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	54,049	16,580	19,579
Deferred tax benefits	(4,314)	(21,364)	1,652
Income tax expenses/(benefits)	49,735	(4,784)	21,231

Schedule of reconciliation of differences between statutory income tax rate and income tax expenses (benefits)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax expenses at PRC statutory income tax rate-25%	56,615	34	(4,101)
Permanent differences (1)	(6,829)	(8,629)	5,412
Tax rate difference from tax holiday and statutory rate in other jurisdictions	(12,351)	(377)	5,701
Change in valuation allowance	12,300	4,188	14,219
Income tax expenses/(benefits)	49,735	(4,784)	21,231
(1)	The permanent differences mainly consisted of additional deduction for research and development expenditures and non-deductible expenses.

Schedule of per share effect of tax holidays

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net gain/(loss) per ordinary share effect-basic	0.13	0.11	(0.07)
Net gain/(loss) per ordinary share effect-diluted	0.12	0.10	(0.07)

Schedule of significant temporary differences of deferred tax assets

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	57,080	53,670
Payroll and expense accrued	5,634	4,909
Net operating tax loss carry forwards	23,802	25,200
Share of loss on equity method investment	1,070	1,450
Impairment of long-term investments	1,000	5,463
Allowance for doubtful accounts and inventory	1,772	5,740
Others	870	1,015
Valuation allowance	(35,708)	(49,927)
Total deferred tax assets, net	55,520	47,520

Deferred tax liabilities
Assets arisen from business combination and assets acquisition	8,522	38,577
Total deferred tax liabilities	8,522	38,577

Schedule of movement of valuation allowance for deferred tax assets

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1,	(15,743)	(28,043)	(35,708)
Change of valuation allowance	(12,300)	(7,665)	(14,219)
Balance as of December 31,	(28,043)	(35,708)	(49,927)

Schedule of net operating tax loss carry forwards, if not utilized, would expire

RMB
Loss expiring in 2022	12,488
Loss expiring in 2023	11,628
Loss expiring in 2024	15,470
Loss expiring in 2025	50,345
Loss expiring in 2026 and thereafter	30,338
Total	120,269